1933 Act Registration No.333-148723
                                              1940 Act Registration No.811-22172

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No. ()
                        Post-Effective Amendment No. (3)
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                                Amendment No. (6)

                                WORLD FUNDS TRUST
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
                    (Address of Principal Executive Offices)

                                 (804) 267-7400
                         Registrant's Telephone Number:

                                Thomas S. Harman
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                        --------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.



                          SHARES OF BENEFICIAL INTEREST
                     (Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

[x]   immediately upon filing pursuant to paragraph (b).
[ ]   on (date) pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

PEA No.3 is being filed solely to update the Registrant's opinion of counsel. Accordingly, the Prospectuses and Statements of Additional Information contained in the Registrant's Parts A and Parts B are unchanged from their current effective versions and are not being included in this filing.

PART C

                                OTHER INFORMATION

      Item 23.  Exhibits:


      (a)    Articles of Incorporation.

      1. Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the "Registrant") dated April 9, 2007 is incorporated herein by reference to Exhibit (a)(1) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001040674-08-000032 on July 8, 2008.

      2. Certificate of Amendment dated January 7, 2008 to the Registrant's Certificate of Trust dated April 9, 2007 is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000032 on July 8, 2008.

      3. Registrant's Agreement and Declaration of Trust dated April 9, 2007, as revised June 23, 2008, is incorporated herein by reference to Exhibit (a)(1) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

      (b)    By-Laws.

      1. Registrant's By-Laws dated April 9, 2007 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000032 on July 8, 2008.

      (c)    Instruments Defining Rights of Security Holders.

             Not applicable.

      (d)    Investment Advisory Contracts.

      1. Investment Advisory Agreement dated July 30, 2008 between the Registrant and Commonwealth Capital Management, LLC, with respect to the Commonwealth Small Cap Fund, is incorporated herein by reference to Exhibit (d)(1) of Pre-Effective
             Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28,
             2008.

      2. Form of Sub-Advisory Agreement between Commonwealth Capital Management, LLC and Investment Management of Virginia, LLC, with respect to the Commonwealth Small Cap Fund, is incorporated herein by reference to Exhibit
             (d)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000032 on July 8, 2008.

      3. Form of Investment Advisory Agreement between the Registrant and Commonwealth Capital Management, LLC, with respect to the Commonwealth Quantitative Fund, is incorporated herein by reference to Exhibit (d)(3) of Pre-Effective
             Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000032 on July 8,
             2008.

      4. Form of Investment Advisory Agreement between the Registrant and Commonwealth Capital Management, LLC, with respect to the Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

      5. Form of Sub-Advisory Agreement between Commonwealth Capital Management, LLC, and Frantzen Capital Management, Inc., with respect to the Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

6. Form of Investment Advisory Agreement between the Registrant and Sherwood Forest Capital Management, with respect to the Sherwood Forest Long/Short Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR on November 25, 2009 ("PEA No. 2").

      (e)    Underwriting Contracts.

      1. Form of Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp. is incorporated herein by reference to Exhibit (e)(1)of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2,
             2008.

      2. Amended and Restated Principal Underwriter Agreement dated October 1, 2008, as amended and restated, between the Registrant and First Dominion Capital Corp. to be filed by amendment.

      (f)    Bonus of Profit Sharing Contracts.

             Not applicable.

      (g)    Custodian Agreements.

      1. Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A. is incorporated herein by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

2. Revised Appendix B to the Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.is incorporated herein by reference to Exhibit
     (g)(2) of PEA No. 2.

      (h)    Other Material Contracts.

      1.     Administrative Services Contracts.

        (a) Form of Administrative Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Shareholder Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

     (b) Schedule [F] to the Administration Commonwealth Shareholder Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(b) of PEA No. 2.

      (c) Form of Amended and Restated Administrative Services Agreement dated July 30, 2008, as amended and restated [October 1, 2008] between the Registrant and Commonwealth Shareholder Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(c) of PEA No. 2.

   2.   Transfer Agency Contracts.

        (a) Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

(b) Schedule [H] to the Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(b) of PEA No. 2.

      3.    Fund Accounting Contracts.

        (a) Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc. is incorporated herein by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

     (b) Schedule [F] to the Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc. is incorporated herein by reference to Exhibit (h)(3)(b) of PEA No. 2.

      4.   Expense Limitation Agreements.

        (a) Form of Expense Limitation Agreement dated July 30, 2008 between the Registrant and Commonwealth Capital Management, LLC, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Commonwealth Small Cap Fund, Commonwealth Quantitative Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund, is incorporated herein by reference to Exhibit
             (h)(4)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

        (b) Form of Expense Limitation Agreement between the Registrant and Sherwood Forest Capital Management, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Sherwood Forest Long/Short Fund, is incorporated herein by reference to Exhibit (h)(4)(b) of PEA No. 2.

      5. Shareholder Servicing Plans.

        (a) Shareholder Services Plan dated October 1, 2008 is incorporated herein by reference to Exhibit (h)(5)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

        (b) Revised Schedule A to the Shareholder Services Plan dated October 1, 2008 is incorporated herein by reference to Exhibit (h)(5)(b) of PEA No. 2.

      (i)    Legal Opinions.

      (1) Consent of Counsel of Blank Rome LLP, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Commonwealth Small Cap Fund and Commonwealth Quantitative Fund, is incorporated herein by reference to Exhibit
             (i) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

        (2)  Opinion of Morgan, Lewis & Bockius LLP


       (j) Other Opinions.

      Not applicable.

      (k)  Omitted Financial Statements.

      Not applicable.

      (l)    Initial Capital Agreements.

      1. Subscription Agreement dated July 30, 2008 between the Registrant, on behalf of the Commonwealth Small Cap Fund, and Mary T. Pasco, with respect to Institutional Class Shares of the Commonwealth Small Cap Fund, is incorporated herein by reference to Exhibit (l)(1) of Pre-Effective Amendment No. 3 filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

      (m)    Rule 12b-1 Plans.

      1. Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares, respectively, are incorporated herein by reference to Exhibit (m)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2,
             2008.

     2. Revised Schedule A to the Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares, respectively, is incorporated herein by reference to Exhibit (m)(2) of PEA No. 2.

       (n) Rule 18f-3 Plans.

      1. Rule 18f-3 Multiple Class Plan dated July 30, 2008, with respect to the Commonwealth Small Cap Fund, is incorporated herein by reference to Exhibit (n)(1) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

      2. Rule 18f-3 Multiple Class Plan dated July 30, 2008, with respect to the Commonwealth Quantitative Fund, is incorporated herein by reference to Exhibit (n)(2) of Pre-Effective
             Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28,
             2008.

      3. Rule 18f-3 Multiple Class Plan dated October 1, 2008, with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Frantzen Small Cap Growth Fund, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

      4. Rule 18f-3 Multiple Class Plan dated October 1, 2008, with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Frantzen Large Cap Growth Fund, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

      5. Rule 18f-3 Multiple Class Plan dated October 1, 2008, with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Frantzen Growth and Income Fund, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

      6. Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Sherwood Forest Long/Short Fund, is incorporated herein by reference to Exhibit (n)(6) of PEA No. 2.

      (o)    Reserved.

             Not applicable.

      (p)    Codes of Ethics.

      1.     Combined   Code  of  Ethics  for  the   Registrant,
             Commonwealth    Capital   Management,    LLC   (the
             investment  adviser to the  Commonwealth  Small Cap
             Fund,  Commonwealth   Quantitative  Fund,  Frantzen
             Small Cap Growth  Fund,  Frantzen  Large Cap Growth
             Fund,   and  Frantzen   Growth  and  Income  Fund),
             Investment   Management   of  Virginia,   LLC  (the
             investment  sub-adviser to the  Commonwealth  Small
             Cap Fund),  and First Dominion  Capital Corp.  (the
             distributor   for   the   Registrant),is incorporated
             herein by reference to Exhibit (p)(1)of PEA No. 2.

      2. Code of Ethics for Sherwood Forest Capital Management (the investment adviser to the Sherwood Forest Long/Short Fund) to be filed by amendment.

      (q)    Powers of Attorney.

      1. Power of Attorney for Gordon McKinley and Robert Burke, appointing Karen M. Shupe, Julia J. Gibbs and/or Franklin A. Trice, III as attorney-in-fact, is incorporated herein by reference to Exhibit (q) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28,
             2008.

      Item 24.  Persons Controlled By or Under Common Control
      With Registrant

      None.

      Item 25.  Indemnification

      See Article VIII, Section 2 of the Registrant's Agreement and Declaration of Trust and the section titled "Indemnification of Trustees, Officers, Employees and Other Agents" in the Registrant's By-Laws.

      Item 26.  Business   and   other   Connections   of   the
      -------   -------------------------------------------------
      Investment Adviser
      ------------------

      None

      Item 27.  Principal Underwriters

      (a) First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc., World Insurance Trust and Satuit Capital Management Trust.

      (b) First Dominion Capital Corp. The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

      (c)  Not applicable.

      Item 28.  Location of Accounts and Records

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

      (a) Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as the investment adviser to the Commonwealth Small Cap Fund, Commonwealth Quantitative Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund).

      (b) Investment Management of Virginia, LLC, 919 East Main Street, 16th Floor, Richmond, Virginia 23219 (records relating to its function as the investment sub-adviser to the Commonwealth Small Cap Fund.).

      (c) Frantzen Capital Management, Inc., Two Harbour Place, 302 Knights Run Avenue, Suite 930, Tampa, Florida 33602 (records relating to its function as the investment sub-adviser to the Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund.

      (d) Sherwood Forest Capital Management, (records relating to its function as the investment adviser to the Sherwood Forest Long/Short Fund).

      (e) Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

      (f) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the Funds).

      (g) First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

      (h) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as fund accounting agent to the Funds).

      Item 29.   Management Services

      There are no management-related service contracts not discussed in Parts A or B of this Form.

      Item 30.   Undertakings

      Not applicable.

                              SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 16th day of December 2008.


                                             WORLD FUNDS TRUST

                                             By:  /s/ Franklin A. Trice, III
                                                      Franklin A. Trice, III
                                                      Chairman and
                                                      Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

      Signature           Title                          Date


           *              Trustee, Chairman and Chief
---------------------      Executive Officer              December 16, 2008
      Franklin A. Trice III


           *              Trustee                         December 16, 2008
      Gordon McKinley


           *              Trustee                         December 16, 2008
      Robert Burke


           *              Treasurer and
                          Chief Financial Officer        December 16, 2008
      Karen Shupe


           *              Secretary                      December 16, 2008
      Julia J. Gibbs

      *  By:  /s/ Franklin A. Trice, III
              --------------------------
           Franklin A. Trice III*
           Attorney-in-fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

EXHIBIT NO.   DESCRIPTION

EX-99.(i)(2)    Opinion of Morgan, Lewis & Bockius LLP